INVESTMENT PROPERTIES - Valuation of Investment Properties (Details) - Commercial properties	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Discounted cash flow | Core Office | United States
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	7.00%	6.90%
Terminal capitalization rate (percent)	5.60%	5.60%
Investment horizon (yrs.)	12 years	12 years
Discounted cash flow | Core Office | Canada
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	5.90%	6.00%
Terminal capitalization rate (percent)	5.20%	5.40%
Investment horizon (yrs.)	10 years	10 years
Discounted cash flow | Core Office | Australia
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	6.80%	7.00%
Terminal capitalization rate (percent)	5.90%	6.20%
Investment horizon (yrs.)	10 years	10 years
Discounted cash flow | Core Office | Europe
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	4.60%	0.00%
Terminal capitalization rate (percent)	4.10%	0.00%
Investment horizon (yrs.)	11 years
Discounted cash flow | Core Office | Brazil
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	7.90%	9.60%
Terminal capitalization rate (percent)	7.40%	7.70%
Investment horizon (yrs.)	10 years	6 years
Discounted cash flow | Core Retail
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	6.70%	7.10%
Terminal capitalization rate (percent)	5.40%	6.00%
Investment horizon (yrs.)	10 years	12 years
Discounted cash flow | LP Investments - Office
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	10.00%	10.20%
Terminal capitalization rate (percent)	7.30%	7.00%
Investment horizon (yrs.)	7 years	6 years
Discounted cash flow | LP Investments Retail
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	8.80%	8.90%
Terminal capitalization rate (percent)	7.30%	7.80%
Investment horizon (yrs.)	10 years	9 years
Discounted cash flow | Mixed-use
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	7.60%	7.80%
Terminal capitalization rate (percent)	5.40%	5.40%
Investment horizon (yrs.)	10 years	10 years
Direct capitalization | Logistics
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	5.80%	9.30%
Terminal capitalization rate (percent)		8.30%
Investment horizon (yrs.)		10 years
Direct capitalization | Multifamily
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	5.10%	4.80%
Direct capitalization | Triple Net Lease
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	6.30%	6.30%
Direct capitalization | Self-storage
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	5.60%	5.70%
Direct capitalization | Student Housing
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	5.80%	5.60%
Direct capitalization | Manufactured Housing
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	5.50%	5.40%